Debt - Schedule of Future Minimum Payments (Details) (10-K)	Sep. 30, 2020 USD ($)
Stockholders' Equity Note [Abstract]
2021	$ 216,902
2022	148,528
Total Paycheck Protection Program loan	$ 365,430